12. PROPERTY, PLANT AND EQUIPMENT, NET (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 3,201,738	R$ 3,224,883
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 223,918	221,727
Type of collateral	Financial/Tax
Buildings, facilities and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 1,491,531	1,499,808
Type of collateral	Financial/Tax
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 1,470,295	1,488,889
Type of collateral	Financial/Labor/Tax/Civil
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 15,700	14,090
Type of collateral	Financial/Tax
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 294	R$ 369
Type of collateral	Financial/Tax